Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 15, 2019
Income tax provision (benefit)	$ (4,015,000)	$ (7,100,000)	$ (7,095,000)	$ (7,282,000)	$ (16,115,000)		$ (19,506,000)	$ (45,637,000)	$ 850,000
Effective tax rate	0.44%	0.64%		0.24%	0.98%
Valuation allowance						$ 4,057,892,000	4,057,892,000	3,011,064,000
Unrecognized tax benefits	$ 0		$ 0	$ 0	$ 0	0	0	0
Unrecognized tax benefits on payments of interest and penalities accrued						0	0	$ 0
Valuation allowance, deferred tax asset, change in amount							1,000,000,000.0
Capital loss carryforwards						193,700,000	$ 193,700,000
Capital loss carryforwards expiration year							2026 years
Refundable tax credit						5,000,000	$ 5,000,000
Refundable Employee Retention Tax Credit Offset To Payroll Tax Liability						8,300,000	8,300,000
Deferred social security tax payments						20,600,000	20,600,000
Domestic Tax Authority [Member]
Deferred tax assets operating loss carryforwards						4,900,000,000	4,900,000,000
Deferred tax assets operating loss carryforwards not subject to expiration						4,100,000,000	4,100,000,000
Deferred tax assets operating loss carryforwards subject to expiration						800,000,000	$ 800,000,000
Operating loss carryforwards expiration year							2033 years
Foreign Tax Authority [Member]
Deferred tax assets operating loss carryforwards not subject to expiration						2,400,000,000	$ 2,400,000,000
Deferred tax assets operating loss carryforwards, foreign						2,900,000,000	$ 2,900,000,000
State and Local Jurisdiction [Member]
Operating loss carryforwards expiration year							2028 years
Deferred tax assets operating loss carryforwards, domestic						4,300,000,000	$ 4,300,000,000
WeWork Inc [Member]
Ownership interest by parent company										100.00%
BOWX ACQUISITION CORP [Member]
Income tax provision (benefit)						$ 22,010
Effective tax rate						(0.50%)
Valuation allowance						$ 48,114	48,114
Unrecognized tax benefits						0	0
Unrecognized tax benefits on payments of interest and penalities accrued						$ 0	$ 0